Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity
Schedule of convertible preferred stock

	As of December 31,
	2013	2012
Series A convertible preferred stock, $0.0001 par value; Authorized-no shares and 20,937,500 at December 31, 2013 and 2012, respectively; Issued and outstanding-no shares and 18,437,500 at December 31, 2013 and 2012, respectively	$—	$18,278
Series A-2 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series A-3 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series A-4 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series B convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series B-1 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—

	$—	$18,278